Preferred Stock (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 30, 2020	Oct. 31, 2019	Oct. 06, 2017	Apr. 30, 2014	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2020	May 28, 2020	Dec. 31, 2019	Oct. 25, 2019
Schedule of Capitalization, Equity [Line Items]
Common stock, par value							$ 0.01		$ 0.01
Shares authorized							9,090,909		9,090,909
Series B Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock							0		0
Aggregate value
Number of shares converted			480,000
Stock conversion, estimated preferred stock dividends eliminated quarterly					$ 188
Stock conversion, estimated preferred stock dividends eliminated annually					$ 750
Preferred stock, par value							$ 0.01		$ 0.01
Series B Preferred Stock [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock				480,000
Debt Conversion, Original Debt, Interest Rate of Debt				6.25%
Price per share				$ 25.00
Aggregate value						$ 12,000
Placement fees						482
Other offering expenses						149
Net proceeds from issuance of Series B preferred stock						$ 11,369
Series C Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock							0		12,337
Aggregate value
Preferred stock, par value							$ 0.01		$ 0.01
Number of outstanding shares	12,607
Series C Preferred Stock [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock		12,337
Aggregate value										$ 25,000
Purchase price per share		$ 1,200.00
Shares upon conversion	270
Preferred stock, par value		$ 0.01
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Number of shares converted	100
Shares issued upon conversion			6,857,143
Shares post-reverse-split			1,246,753
Number of shares exchange	27,000
Common Stock [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Shares sold		849,615
Purchase price per share		$ 12.00
Non-Voting Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Shares upon conversion								100
Common stock, par value							$ 0.01		$ 0.01
Shares authorized							1,260,700	1,260,700	1,260,700
Non-Voting Common Stock [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Shares upon conversion		100
Common stock, par value		$ 0.01